Velocity Commercial Capital Loan Trust 2022-2 ABS-15G

Exhibit 99.16

Field	Loans With Discrepancy	Total Times Compared	% Variance	# Of Loans
# of Units	0	387	0.00%	387
Amortization Term	16	387	4.13%	387
Amortization Type	0	387	0.00%	387
Appraised Value	0	387	0.00%	387
Borrower Full Name	0	387	0.00%	387
City	0	387	0.00%	387
Contract Sales Price	1	387	0.26%	387
DCR UW VCC	0	387	0.00%	387
First Interest Rate Change Date	0	387	0.00%	387
First Payment Change Date	0	387	0.00%	387
Index Type	0	387	0.00%	387
Interest Only	0	387	0.00%	387
Interest Rate Change Frequency	0	387	0.00%	387
Interest Rate Initial Cap	0	387	0.00%	387
Interest Rate Initial Maximum	0	387	0.00%	387
Interest Rate Initial Minimum	0	387	0.00%	387
Interest Rate Life Cap	0	387	0.00%	387
Interest Rate Life Max	0	387	0.00%	387
Interest Rate Life Min	0	387	0.00%	387
Interest Rate Periodic Cap	0	387	0.00%	387
Investment Property Type	0	387	0.00%	387
Lien Position	0	387	0.00%	387
LTV Valuation Value	0	387	0.00%	387
Margin	0	387	0.00%	387
Maturity Date	0	387	0.00%	387
Mod	0	387	0.00%	387
Next Interest Rate Change Date	0	387	0.00%	387
Note Date	0	387	0.00%	387
Occupancy	0	387	0.00%	387
Original Interest Rate	0	387	0.00%	387
Original Loan Amount	0	387	0.00%	387
Original LTV	0	387	0.00%	387
Original P&I	0	387	0.00%	387
Original Term	0	387	0.00%	387
Prepayment Penalty Period (months)	0	387	0.00%	387
Prepayment Terms	0	387	0.00%	387
Purpose	0	387	0.00%	387
Refi Purpose	0	387	0.00%	387
Representative FICO	0	387	0.00%	387
State	0	387	0.00%	387
Street	0	387	0.00%	387
Zip	0	387	0.00%	387
Total	17	16254	0.10%	16,254